Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note O - Parent Company Only Condensed Financial Information

   Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2011	2010
Cash and cash equivalents	$1,462	$1,687
Investment in subsidiaries	84,038	80,087
Notes receivable - subsidiaries	3,743	3,828
Other assets	406	314
Total assets	$89,649	$85,916

Liabilities
Notes payable	$3,748	$3,835
Subordinated debentures	13,500	13,500
Other liabilities	558	453
Total liabilities	$17,806	$17,788

Shareholders’ Equity
Total shareholders’ equity	71,843	68,128
Total liabilities and shareholders’ equity	$89,649	$85,916

CONDENSED STATEMENTS OF INCOME
	Years ended December 31:
Income:	2011	2010	2009
Interest on notes	$134	$158	$156
Other operating income	65	68	56
Dividends from subsidiaries	3,500	4,500	4,000

Expenses:
Interest on notes	134	159	157
Interest on subordinated debentures	1,089	1,089	1,089
Operating expenses	287	538	230
Income before income taxes
and equity in undistributed earnings
of subsidiaries	2,189	2,940	2,736
Income tax benefit	439	522	423
Equity in undistributed earnings
of subsidiaries	3,207	1,634	3,486
Net Income	$5,835	$5,096	$6,645

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
Note O - Parent Company Only Condensed Financial Information (continued)

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2011	2010	2009
Net Income	$5,835	$5,096	$6,645
Adjustments to reconcile net income
to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,207)	(1,634)	(3,486)
Common stock issued to ESOP	496	315	22
Change in other assets	(92)	(12)	(7)
Change in other liabilities	105	64	59
Net cash provided by operating activities	3,137	3,829	3,233

Cash flows from investing activities:
Change in notes receivable	85	402	1,231
Net cash provided by investing activities	85	402	1,231

Cash flows from financing activities:
Change in notes payable	(87)	(412)	(1,232)
Cash dividends paid	(3,360)	(3,347)	(3,186)
Net cash used in financing activities	(3,447)	(3,759)	(4,418)

Cash and cash equivalents:
Change in cash and cash equivalents	(225)	472	46
Cash and cash equivalents at beginning of year	1,687	1,215	1,169

Cash and cash equivalents at end of year	$1,462	$1,687	$1,215